Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred late to Plan	$ 8,000
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	8,000
Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction Exemption 2002-51	$ 0